Retirement Benefits	12 Months Ended
Jun. 30, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
Retirement Benefits
Pensions - The Company has noncontributory defined benefit pension plans covering eligible employees, including certain employees in foreign countries. Plans for most salaried employees provide pay-related benefits based on years of service. Plans for hourly employees generally provide benefits based on flat-dollar amounts and years of service. The Company also has arrangements for certain key employees which provide for supplemental retirement benefits. In general, the Company's policy is to fund these plans based on legal requirements, tax considerations, local practices and investment opportunities. The Company also sponsors defined contribution plans and participates in government-sponsored programs in certain foreign countries.
A summary of the Company's defined benefit pension plans follows:

	2013	2012	2011
Benefit cost
Service cost	$107,519	$84,663	$87,676
Interest cost	174,152	185,550	176,081
Expected return on plan assets	(211,694)	(201,845)	(200,303)
Amortization of prior service cost	14,472	14,016	12,636
Amortization of unrecognized actuarial loss	200,849	105,788	109,436
Amortization of initial net obligation (asset)	22	(60)	(63)
Net periodic benefit cost	$285,320	$188,112	$185,463

	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$4,506,521	$3,569,560
Service cost	107,519	84,663
Interest cost	174,152	185,550
Actuarial (gain) loss	(241,674)	847,628
Benefits paid	(157,838)	(152,417)
Plan amendments	11,236	3,475
Acquisitions	1,283	40,324
Foreign currency translation and other	(18,636)	(72,262)
Benefit obligation at end of year	$4,382,563	$4,506,521

Change in plan assets
Fair value of plan assets at beginning of year	$2,700,050	$2,798,417
Actual gain on plan assets	278,862	4,515
Employer contributions	291,018	68,799
Benefits paid	(157,838)	(152,417)
Acquisitions	285	28,928
Foreign currency translation and other	(15,761)	(48,192)
Fair value of plan assets at end of year	$3,096,616	$2,700,050
Funded status	$(1,285,947)	$(1,806,471)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(20,643)	$(11,448)
Pensions and other postretirement benefits	(1,265,304)	(1,795,023)
Net amount recognized	$(1,285,947)	$(1,806,471)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$1,537,549	$2,051,178
Prior service cost	54,630	57,756
Transition obligation	166	230
Net amount recognized	$1,592,345	$2,109,164

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and excludes the effect of income taxes.
The estimated amount of net actuarial loss, prior service cost and transition obligation that will be amortized from accumulated other comprehensive (loss) into net periodic benefit pension cost in 2014 is $157,221, $11,348 and $20, respectively.
The accumulated benefit obligation for all defined benefit plans was $3,944,921 and $4,025,095 at June 30, 2013 and 2012, respectively. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,351,955, $3,920,218 and $3,070,157, respectively, at June 30, 2013, and $4,491,415, $4,012,352 and $2,684,948, respectively, at June 30, 2012. The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $4,381,914 and $3,095,942, respectively, at June 30, 2013, and $4,499,085 and $2,691,772, respectively, at June 30, 2012.
The Company expects to make cash contributions of approximately $144 million to its defined benefit pension plans in 2014, about half of which relate to U.S. qualified benefit plans. Estimated future benefit payments in the five years ending June 30, 2014 through 2018 are $178,948, $211,013, $201,031, $212,975 and $217,266, respectively and $1,314,513 in the aggregate for the five years ending June 30, 2019 through June 30, 2023.

The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2013	2012	2011
U.S. defined benefit plans
Discount rate	3.91%	5.45%	5.30%
Average increase in compensation	5.21%	5.21%	5.21%
Expected return on plan assets	8.0%	8.0%	8.5%
Non-U.S. defined benefit plans
Discount rate	1.75 to 4.7%	2.0 to 5.87%	1.75 to 6.0%
Average increase in compensation	2.0 to 6.0%	2.0 to 5.0%	2.0 to 4.5%
Expected return on plan assets	1.0 to 6.4%	1.0 to 7.5%	1.0 to 8.0%

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2013	2012
U.S. defined benefit plans
Discount rate	4.52%	3.91%
Average increase in compensation	5.13%	5.21%
Non-U.S. defined benefit plans
Discount rate	1.5 to 4.59%	1.75 to 4.7%
Average increase in compensation	2.0 to 6.0%	2.0 to 6.0%

The discount rate assumption is based on current rates of high-quality long-term corporate bonds over the same estimated time period that benefit payments will be required to be made. The expected return on plan assets assumption is based on the weighted-average expected return of the various asset classes in the plans' portfolio. The asset class return is developed using historical asset return performance as well as current market conditions such as inflation, interest rates and equity market performance.
The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2013	2012
Equity securities	57%	54%
Debt securities	30%	34%
Other	13%	12%
	100%	100%

The weighted-average target asset allocation as of June 30, 2013 is 54 percent equity securities, 34 percent debt securities and 12 percent other investments. The investment strategy for the Company's worldwide defined benefit pension plan assets focuses on achieving prudent actuarial funding ratios while maintaining acceptable levels of risk in order to provide adequate liquidity to meet immediate and future benefit requirements. This strategy requires investment portfolios that are broadly diversified across various asset classes and external investment managers. Assets held in the U.S. defined benefit plans account for approximately 74 percent of the Company's total defined benefit plan assets. The Company's overall investment strategy with respect to the Company's U.S. defined benefit plans is to opportunistically migrate from its current mix between growth seeking assets (primarily consisting of global public equities in developed and emerging countries and hedge fund of fund strategies) and income generating assets (primarily consisting of high quality bonds, both domestic and global, emerging market bonds, high yield bonds and Treasury Inflation Protected Securities) to an allocation more heavily weighted toward income generating assets. Over time, long duration fixed income assets are being added to the portfolio. These securities are highly correlated with the Company's pension liabilities and will serve to hedge a portion of the Company's interest rate risk.
The fair values of pension plan assets at June 30, 2013 and at June 30, 2012, by asset class, are as follows.

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$65,170	$64,208	$962	$—
Equity securities
U.S. based companies	366,692	366,692	—	—
Non-U.S. based companies	223,764	223,764	—	—
Fixed income securities
Corporate bonds	191,266	80,959	110,307	—
Government issued securities	108,212	57,278	50,934	—
Mutual funds
Equity funds	334,370	333,695	675	—
Fixed income funds	57,109	32,926	24,183	—
Common/Collective trusts
Equity funds	826,654	2,743	823,911	—
Fixed income funds	587,023	2,979	584,044	—
Limited Partnerships	302,913	—	302,913	—
Miscellaneous	33,443	772	32,671	—
Total at June 30, 2013	$3,096,616	$1,166,016	$1,930,600	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$92,718	$92,718	$—	$—
Equity securities
U.S. based companies	336,676	336,676	—	—
Non-U.S. based companies	245,460	245,460	—	—
Fixed income securities
Corporate bonds	188,859	58,038	130,821	—
Government issued securities	120,103	64,681	55,422	—
Mutual funds
Equity funds	337,374	336,747	627	—
Fixed income funds	222,147	218,208	3,939	—
Common/Collective trusts
Equity funds	661,622	—	661,622	—
Fixed income funds	392,398	—	392,398	—
Limited Partnerships	126,837	—	126,837	—
Miscellaneous	(24,144)	664	(24,808)	—
Total at June 30, 2012	$2,700,050	$1,353,192	$1,346,858	$—

Cash and cash equivalents, which include repurchase agreements and other short-term investments, are valued at cost, which approximates fair value.
Equity securities are valued at the closing price reported on the active market on which the individual securities are traded. U.S. based companies include Company stock with a fair value of $126,834 as of June 30, 2013 and $102,212 as of June 30, 2012.
Fixed income securities are valued using both market observable inputs for similar assets that are traded on an active market and the closing price on the active market on which the individual securities are traded.
Mutual funds are valued using both the closing market price reported on the active market on which the fund is traded and market observable inputs for similar assets that are traded on an active market and primarily consist of equity and fixed income funds. The equity funds primarily provide exposure to U.S. and international equities and fixed income securities, real estate and commodities. The fixed income funds primarily provide exposure to high-yield securities and emerging market fixed income instruments.
Common/Collective trusts primarily consist of equity and fixed income funds and are valued using a net asset value per share. Common/Collective trust investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. The equity funds provide exposure to large, mid and small cap U.S. equities, international large and small cap equities and emerging market equities. The fixed income fund provides exposure to U.S., international and emerging market debt securities.
Limited Partnerships primarily consist of global equity, small cap equity and hedge funds and are valued using a net asset value per share. Limited Partnership investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. Small cap equity funds provide exposure to domestic small cap equities and hedge funds provide exposure to a variety of hedging strategies including long/short equity, relative value, event driven and global macro.
Miscellaneous primarily includes net payables for securities purchased but not settled in the asset portfolio of the Company's U.S. defined benefit pension plans and insurance contracts held in the asset portfolio of the Company's non-U.S. defined benefit pension plans. Insurance contracts are valued at the present value of future cash flows promised under the terms of the insurance contracts.
The primary investment objective of equity securities and equity funds, within both the mutual fund and common/collective trust asset class, is to obtain capital appreciation in an amount that at least equals various market-based benchmarks. The primary investment objective of fixed income securities and fixed income funds, within both the mutual fund and common/collective trust asset class, is to provide for a constant stream of income while preserving capital. The primary investment objective of limited partnerships is to achieve capital appreciation through an investment program focused on specialized investment strategies. The primary investment objective of insurance contracts, included in the miscellaneous asset class, is to provide a stable rate of return over a specified period of time.
Employee Savings Plan - The Company sponsors an employee stock ownership plan (ESOP) as part of its existing savings and investment 401(k) plan. The ESOP is available to eligible domestic employees. Parker Hannifin common stock is used to match contributions made by employees to the ESOP up to a maximum of 4.0 percent of an employee's annual compensation. Company contributions to the ESOP are generally made in the form of cash and are recorded as compensation expense.

	2013	2012	2011
Shares held by ESOP	9,686,238	10,216,738	10,308,032
Company contributions to ESOP	$61,067	$58,067	$52,627

In addition to shares within the ESOP, as of June 30, 2013, employees have elected to invest in 2,739,619 shares of common stock within the company stock fund of the savings and investment 401(k) plan.

The Company has a retirement income account (RIA) within the employee savings plan. The Company makes a contribution to the participant's RIA account each year, the amount of which is based on the participant's age and years of service. Participants do not contribute to the RIA. The Company recognized $22,046, $19,372 and $16,844 in expense related to the RIA in 2013, 2012 and 2011, respectively.

Other Postretirement Benefits - The Company provides postretirement medical and life insurance benefits to certain retirees and eligible dependents. Most plans are contributory, with retiree contributions adjusted annually. The plans are unfunded and pay stated percentages of covered medically necessary expenses incurred by retirees, after subtracting payments by Medicare or other providers and after stated deductibles have been met. For most plans, the Company has established cost maximums to more effectively control future medical costs. The Company has reserved the right to change these benefit plans.
Certain employees are covered under benefit provisions that include prescription drug coverage for Medicare eligible retirees. The impact of the subsidy received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 on the Company's other postretirement benefits was immaterial.
A summary of the Company's other postretirement benefit plans follows:

	2013	2012	2011
Benefit cost
Service cost	$825	$728	$675
Interest cost	2,826	3,482	3,579
Net amortization and deferral	1,279	480	524
Net periodic benefit cost	$4,930	$4,690	$4,778

	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$83,654	$73,139
Service cost	825	728
Interest cost	2,826	3,482
Actuarial (gain) loss	(6,752)	11,447
Benefits paid	(5,009)	(5,142)
Benefit obligation at end of year	$75,544	$83,654
Funded status	$(75,544)	$(83,654)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(6,068)	$(5,041)
Pensions and other postretirement benefits	(69,476)	(78,613)
Net amount recognized	$(75,544)	$(83,654)

Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$13,115	$21,246
Prior service (credit)	(920)	(1,023)
Net amount recognized	$12,195	$20,223

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and is before the effect of income taxes. The amount of net actuarial loss and prior service (credit) that will be amortized from accumulated other comprehensive (loss) into net periodic postretirement cost in 2014 is $1,239 and $(123), respectively.
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2013	2012	2011
Discount rate	3.62%	5.00%	5.01%
Current medical cost trend rate	8.0%	8.0%	8.0%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2019	2019	2018

The discount rate assumption used to measure the benefit obligation was 4.10 percent in 2013 and 3.62 percent in 2012.
Estimated future benefit payments for other postretirement benefits in the five years ending June 30, 2014 through 2018 are $6,098, $6,076, $6,060, $6,146 and $6,108, respectively, and $26,131 in the aggregate for the five years ending June 30, 2019 through June 30, 2023.
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$158	$(135)
Effect on postretirement benefit obligation	2,437	(2,136)

Other - The Company has established nonqualified deferred compensation programs, which permit officers, directors and certain management employees annually to elect to defer a portion of their compensation, on a pre-tax basis, until their retirement. The retirement benefit to be provided is based on the amount of compensation deferred, Company matching contributions, and earnings on the deferrals. During 2013, 2012 and 2011, the Company recorded expense relating to deferred compensation of $19,182, $4,499 and $28,720, respectively.
The Company has invested in corporate-owned life insurance policies to assist in meeting the obligation under these programs. The policies are held in a rabbi trust and are recorded as assets of the Company.